Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales	£ 3,397	£ 3,869	£ 4,129
Adjusted operating profit	313	581	546
Costs of major restructuring		(159)	(102)
Intangible charges	(80)	(163)	(113)
Other net gains and losses	178	16	230
UK pension GMP equalisation			(8)
Operating profit	411	275	553
Finance costs	(107)	(84)	(91)
Finance income	50	41	36
Profit before tax	354	232	498
Income tax	(44)	34	92
Profit for the year	310	266	590
Share of results of joint ventures and associates	5	54
Depreciation	125	123	66
Amortisation	472	537	525
Continuing operation [member]
Disclosure of operating segments [line items]
Sales	3,397	3,869	4,129
Continuing operation [member] | Penguin Random House [member] | Operating segments [member]
Disclosure of operating segments [line items]
Adjusted operating profit	1	65	68
Costs of major restructuring		(2)	(8)
Intangible charges		(12)	(14)
Other net gains and losses	180
Operating profit	181	51	46
Share of results of joint ventures and associates	1	51
Global Online Learning [member]
Disclosure of operating segments [line items]
Sales	697	586	521
Global Online Learning [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	697	586	521
Adjusted operating profit	99	84	99
Costs of major restructuring			(7)
Intangible charges	(29)	(35)	(43)
Operating profit	70	49	49
Depreciation	12	11	7
Amortisation	56	55	24
Global Assessment [member]
Disclosure of operating segments [line items]
Sales	892	1,031	955
Global Assessment [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	892	1,031	955
Adjusted operating profit	245	351	304
Costs of major restructuring		(7)	(33)
Intangible charges	(36)	(27)	(29)
Operating profit	209	317	242
Depreciation	39	38	27
Amortisation	111	94	173
North American Courseware [member]
Disclosure of operating segments [line items]
Sales	894	1,091	1,461
North American Courseware [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	894	1,091	1,461
Adjusted operating profit	190	231	297
Costs of major restructuring		(51)	(7)
Intangible charges			(1)
Other net gains and losses	3	13	4
Operating profit	193	193	293
Depreciation	28	32	9
Amortisation	175	187	201
International [member]
Disclosure of operating segments [line items]
Sales	914	1,161	1,192
International [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	914	1,161	1,192
Adjusted operating profit	182	299	305
Costs of major restructuring		(24)	(9)
Intangible charges	(15)	(89)	(26)
Other net gains and losses	(5)	3	226
UK pension GMP equalisation			(8)
Operating profit	162	189	488
Share of results of joint ventures and associates	4	3
Depreciation	39	42	22
Amortisation	77	144	128
Enabling Functions [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Adjusted operating profit	(404)	(499)	(527)
Costs of major restructuring		(75)	(38)
Operating profit	(404)	(524)	(565)
Depreciation	7		1
Amortisation	£ 53	£ 57	£ (1)